Share Capital (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Schedule of Warrants Outstanding

The following table summarizes the warrants outstanding that remain outstanding as June 30, 2025:

Expiration Date	Outstanding	Exercise Price
November 9, 2025	94,834	$0.37
April 19, 2026	22,395,950	$1.10
August 19, 2026	2,742,519	$0.44
December 9, 2026	8,473,500	$0.29
December 15, 2026	2,341,600	$0.29
May 24, 2028	5,687,500	$0.59
Total warrants outstanding	41,735,903

The following table summarizes the warrants outstanding that remain outstanding as December 31, 2024:

Expiration Date	Outstanding	Exercise Price
January 25, 2025	5,370	$1.10
April 14, 2025	216,874	$1.10
May 31, 2025	236,076	$0.31
November 9, 2025	94,834	$0.37
April 19, 2026	22,395,950	$1.10
August 19, 2026	2,742,519	$0.44
December 9, 2026	8,473,500	$0.29
December 15, 2026	2,341,600	$0.29
May 24, 2028	5,687,500	$0.59
Total warrants outstanding	42,194,223

2019 Stock Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Schedule of Stock Option Activity

Stock option activity is summarized as follows:

	Number of Stock Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life	Aggregate Intrinsic Value
Balance as of December 31, 2023	13,479,874	$0.72	$4.46	$-
Granted	6,180,833	$0.16	$3.86	$-
Forfeited	(5,845,659)	$0.96	$4.68	$-
Balance as of December 31, 2024	13,815,048	$0.39	$4.21	$-
Granted	503,077	$0.19	$9.06	$-
Forfeited	-	$-	$-	$-
Balance as of June 30, 2025	14,318,125	$0.38	$3.90	$-

Stock option activity is summarized as follows:

	Number of Stock Options	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Life	Aggregate Intrinsic Value
Balance as of December 31, 2023	13,479,874	$0.72	$4.46	$-
Granted	6,180,833	$0.16	$3.86	$-
Forfeited	(5,845,659)	$0.96	$4.68	$-
Balance as of December 31, 2024	13,815,048	$0.39	$4.21	$-

Schedule of Black-Scholes Option Pricing Model Assumptions

The Company used the Black-Scholes Option Pricing model to estimate the fair value of the options granted during the six months ended June 30, 2025 and the year ended December 31, 2024, using the following range of assumptions:

	June 30, 2025	December 31, 2024

Expected stock price volatility	156.11% - 239.57%	156.11% - 239.57%
Risk-free annual interest rate	4.11% - 5.23%	4.11% - 5.23%
Expected life (years)	1.5 – 9.8	1.5 – 6.5
Expected annual dividend yield	0.00%	0.00%

The Company used the Black-Scholes Option Pricing model to estimate the fair value of the options granted during the years ended December 31, 2024 and 2023, using the following range of assumptions:

	2024	2023

Risk-free annual interest rate	4.11% - 5.23%	2.74%
Expected stock price volatility	156.11% - 239.57%	101.48%
Expected life of stock options (years)	1.5 – 6.5	5.00
Expected annual dividend yield	0.00%	0.00%
Expected forfeiture rate	0.00%	0.00%

Schedule of Options Remain Outstanding

The following table summarizes the stock options that remain outstanding as of June 30, 2025:

Exercise Price	Date	Outstanding	Exercisable	Vesting Condition
$0.65	February 2029	12,548	12,548	One year vesting
$0.65	February 2029	76,009	76,009	Immediate vesting
$0.65	February 2029	3,531,148	3,531,148	Three year vesting
$0.65	February 2029	6,274	6,274	Immediate vesting
$0.65	July 2029	2,824,918	2,824,918	Immediate vesting
$0.65	February 2029	264,836	264,836	Immediate vesting
$0.01	October 2030	887,112	887,112	One year vesting
$1.05	October 2031	31,369	31,369	Immediate vesting
$0.15	July 2034	66,667	66,667	Immediate vesting
$0.15	July 2034	66,667	55,556	One year vesting
$0.15	July 2034	200,000	55,556	Three year vesting
$0.25	October 2026	300,000	33,333	One year vesting
$0.15	November 2029	3,290,000	1,919,167	One year vesting
$0.15	October 2029	60,000	15,000	One year vesting
$0.20	January 2035	443,077	221,539	Immediate vesting
$0.15	November 2029	1,957,500	1,141,875	One year vesting
$0.25	November 2029	300,000	175,000	One year vesting
		14,318,125	11,317,907

The following table summarizes the stock options that remain outstanding as of December 31, 2024 and 2023:

Exercise Price	Date	Outstanding	Exercisable	Vesting Condition
$0.65	February 2029	12,548	12,548	One year vesting
$0.65	February 2029	76,009	76,009	Immediate vesting
$0.65	February 2029	3,531,148	3,531,148	Three year vesting
$0.65	February 2029	6,274	6,274	Immediate vesting
$0.65	July 2029	2,824,918	2,824,918	Immediate vesting
$0.65	February 2029	264,836	264,836	Immediate vesting
$0.01	October 2030	887,112	887,112	One year vesting
$1.05	October 2031	31,369	31,369	Immediate vesting
$0.15	July 2034	66,667	66,667	Immediate vesting
$0.15	July 2034	66,667	27,778	One year vesting
$0.15	July 2034	200,000	27,778	Three year vesting
$0.25	October 2026	300,000	16,667	One year vesting
$0.15	November 2029	3,290,000	274,167	One year vesting
$0.15	November 2029	1,957,500	163,125	One year vesting
$0.25	November 2029	300,000	25,000	One year vesting
		13,815,048	8,235,396

Restricted Share Unit Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Schedule of Black-Scholes Option Pricing Model Assumptions

The Company used the Black-Scholes Option Pricing model to estimate the fair value of the restricted share units granted during the years ended December 31, 2024, using the following range of assumptions:

December 31, 2024

Expected stock price volatility	175.40% - 190.53%
Risk-free annual interest rate	4.10% - 4.20%
Expected life (years)	2.5 – 3.0
Expected annual dividend yield	0.00%

The Company used the Black-Scholes Option Pricing model to estimate the fair value of the restricted share units granted during the years ended December 31, 2024, using the following range of assumptions:

	2024	2023

Expected stock price volatility	175.40% - 190.53%	101.48%
Risk-free annual interest rate	4.10% - 4.20%	2.74%
Expected life of stock options (years)	2.5 – 3.0	5.00
Expected annual dividend yield	0.00%	0.00%
Expected forfeiture rate	0.00%	0.00%

Schedule of Restricted Share Unit Activity

Restricted share unit activity is summarized as follows:

	Number of Restricted Share Units	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life	Aggregate Intrinsic Value
Balance as of December 31, 2023	253,333	$0.71	$4.46	$-
Granted	6,939,253	$0.15	$4.79	$-
Forfeited	-	$-	$-	$-
Balance as of December 31, 2024	7,192,586	$0.17	$4.73	$-
Granted	-	$-	$-	$-
Forfeited	-	$-	$-	$-
Balance as of June 30, 2025	7,192,586	$0.17	$4.23	$-

Restricted share unit activity is summarized as follows:

	Number of Restricted Share Units	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Life	Aggregate Intrinsic Value
Balance as of December 31, 2023	253,333	$0.71	$4.46	$-
Granted	6,939,253	$0.15	$4.79	$-
Forfeited	-	$-	$-	$-
Balance as of December 31, 2024	7,192,586	$0.17	$4.73	$-